Loans and Allowance for Loan Losses - Age Analysis of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	$ 40,599	$ 30,549
Current	1,500,903	1,392,386
Total Loans	1,541,502	1,422,935
90 days or more past due and accruing	0	0
Deferred loan fees and related costs
Total Loans	(596)	(1,050)
Commercial and Industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	5,259	2,142
Current	228,060	216,887
Total Loans	233,319	219,029
90 days or more past due and accruing	0	0
Construction
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Loans	141,208	136,955
Construction | 1-4 Family
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	0
Current	23,364	17,989
Total Loans	23,364	17,989
90 days or more past due and accruing	0	0
Construction | Commercial construction
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	15,937	4,082
Current	101,907	114,884
Total Loans	117,844	118,966
90 days or more past due and accruing	0	0
Real Estate Commercial Mortgage
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Loans	655,895	639,163
Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	7,744	9,348
Current	232,043	241,426
Total Loans	239,787	250,774
90 days or more past due and accruing	0	0
Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	3,352	4,340
Current	412,756	384,049
Total Loans	416,108	388,389
90 days or more past due and accruing	0	0
Real Estate Residential Mortgage
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Loans	349,758	354,017
Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	6,334	8,111
Current	217,689	217,656
Total Loans	224,023	225,767
90 days or more past due and accruing	0	0
Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	1,869	2,515
Current	123,866	125,735
Total Loans	125,735	128,250
90 days or more past due and accruing	0	0
Installment
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	104	11
Current	161,814	74,810
Total Loans	161,918	74,821
90 days or more past due and accruing	0	0
30-59 Days Past Due
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	4,587	7,954
30-59 Days Past Due | Commercial and Industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	1,073	648
30-59 Days Past Due | Construction | 1-4 Family
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	0
30-59 Days Past Due | Construction | Commercial construction
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	208	66
30-59 Days Past Due | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	1,489	4,567
30-59 Days Past Due | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	282	504
30-59 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	1,455	1,905
30-59 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	74	264
30-59 Days Past Due | Installment
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	6	0
60-89 Days Past Due
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	500	1,088
60-89 Days Past Due | Commercial and Industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	85	0
60-89 Days Past Due | Construction | 1-4 Family
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	0
60-89 Days Past Due | Construction | Commercial construction
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	395
60-89 Days Past Due | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	364
60-89 Days Past Due | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	63
60-89 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	175	266
60-89 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	240	0
60-89 Days Past Due | Installment
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	0
90 Days Past Due
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	35,512	21,507
90 Days Past Due | Commercial and Industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	4,101	1,494
90 Days Past Due | Construction | 1-4 Family
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	0	0
90 Days Past Due | Construction | Commercial construction
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	15,729	3,621
90 Days Past Due | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	6,255	4,417
90 Days Past Due | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	3,070	3,773
90 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	4,704	5,940
90 Days Past Due | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	1,555	2,251
90 Days Past Due | Installment
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	$ 98	$ 11